Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.63657%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$641,852.60

Principal:
Principal Collections	$10,935,540.43
Prepayments in Full	$4,900,285.82
Liquidation Proceeds	$112,360.16
Recoveries	$77,177.15
Sub Total	$16,025,363.56
Collections	$16,667,216.16

Purchase Amounts:
Purchase Amounts Related to Principal	$181,867.34
Purchase Amounts Related to Interest	$860.47
Sub Total	$182,727.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,849,943.97

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,849,943.97
Servicing Fee	$223,994.97	$223,994.97	$0.00	$0.00	$16,625,949.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,625,949.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,625,949.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,625,949.00
Interest - Class A-3 Notes	$129,094.91	$129,094.91	$0.00	$0.00	$16,496,854.09
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$16,300,816.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,300,816.76
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$16,237,656.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,237,656.76
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$16,192,377.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,192,377.76
Regular Principal Payment	$14,728,146.75	$14,728,146.75	$0.00	$0.00	$1,464,231.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,464,231.01
Residual Released to Depositor	$0.00	$1,464,231.01	$0.00	$0.00	$0.00
Total		$16,849,943.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,728,146.75
Total					$14,728,146.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,728,146.75	$42.56	$129,094.91	$0.37	$14,857,241.66	$42.93
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$14,728,146.75	$13.99	$433,571.24	$0.41	$15,161,717.99	$14.40

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$69,468,114.38	0.2007401	$54,739,967.63	0.1581806
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$227,128,114.38	0.2157495	$212,399,967.63	0.2017592

Pool Information
Weighted Average APR	2.973%	2.966%
Weighted Average Remaining Term	29.43	28.62
Number of Receivables Outstanding	18,315	17,761
Pool Balance	$268,793,961.38	$252,559,029.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$249,583,523.59	$234,611,852.86
Pool Factor	0.2353575	0.2211421

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$17,947,176.15
Targeted Overcollateralization Amount	$40,159,061.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,159,061.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$104,878.62
(Recoveries)		67	$77,177.15
Net Loss for Current Collection Period			$27,701.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1237%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5074%
Second Prior Collection Period			-0.1009%
Prior Collection Period			0.4519%
Current Collection Period			0.1275%
Four Month Average (Current and Prior Three Collection Periods)			0.2465%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,860	$7,863,224.63
(Cumulative Recoveries)			$2,232,621.65
Cumulative Net Loss for All Collection Periods			$5,630,602.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4930%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,227.54
Average Net Loss for Receivables that have experienced a Realized Loss			$3,027.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	161	$3,283,984.91
61-90 Days Delinquent	0.15%	19	$384,753.47
91-120 Days Delinquent	0.02%	3	$55,617.46
Over 120 Days Delinquent	0.11%	13	$279,589.54
Total Delinquent Receivables	1.59%	196	$4,003,945.38

Repossession Inventory:
Repossessed in the Current Collection Period		2	$23,006.49
Total Repossessed Inventory		7	$159,592.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2705%
Prior Collection Period			0.1966%
Current Collection Period			0.1971%
Three Month Average			0.2214%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2851%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	34

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	53	$1,076,165.63
2 Months Extended	46	$928,784.29
3+ Months Extended	13	$290,788.50

Total Receivables Extended	112	$2,295,738.42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer